Loss Per Share	12 Months Ended
Jun. 30, 2024
Loss Per Share [Abstract]
LOSS PER SHARE
25.	LOSS PER SHARE

	30 June 2024 $	30 June 2023 $
Loss used in the calculation of basic and dilutive loss per share	(147,489,253)	(5,450,213)

	2024 $ per share	2023 $ per share
Loss per share:
Basic loss per share	(557)	(53,551)
Diluted loss per share	(557)	(53,551)

	2024 Number	2023 Number
Weighted average number of shares	26,481,860	100

Given the Company has made a loss, there is no dilution of earnings hence the diluted loss per share is the same as for basic loss per share.